Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

Intangible Assets:

	Useful	December 31,	December 31,
	Life	2025	2024
		$ thousands	$ thousands
Original amounts:
Software development costs	5 – 10	19,566	15,263
Core technology	2 – 6	6,927	3,638
Customer relationship	4 – 5	3,123	1,209
Trademark	2	810	440

		30,426	20,550

Accumulated amortization:
Software development costs		3,097	2,441
Core technology		2,480	813
Customer relationship		1,058	268
Trademark		609	237

		7,244	3,759

Other Intangible assets, net:
Software development costs		16,469	12,822
Core technology		4,447	2,825
Customer relationship		2,065	941
Trademark		201	203

Other Intangible assets, net:		23,182	16,791

The following table represents the expected amortization in future periods, as of December 31, 2025:

$ thousands
2026	3,203
2027	5,377
2028	4,428
2029	3,552
2030	3,115
2031 and thereafter	3,507

Total expected amortization	23,182

Amortization expenses for the years ended December 31, 2025, 2024 and 2023 amounted to $3,485 thousand $1,776 thousand and $632 thousand respectively.